Schedule of Investments
(unaudited)
July 31, 2026
BlackRock Emerging Markets ex-China Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 4.8%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 40,965 $ 173,100
ERO Copper Corp.
(a)
........... 7,223 193,939
Ez Tec Empreendimentos e
Participacoes S/A ........... 68,662 150,757
MercadoLibre, Inc.
(a)
............ 43 80,752
Rede D'Or Sao Luiz SA
(b) (c)
....... 30,099 204,672
803,220
Canada — 1.5%
Kinross Gold Corp. ............. 5,414 125,063
Pan American Silver Corp. ........ 3,007 129,632
254,695
Chile — 0.6%
Sociedad Quimica y Minera de Chile
SA , ADR ................. 1,480 99,249
Greece — 1.8%
Alpha Bank SA ............... 62,136 308,116
Hungary — 2.4%
OTP Bank Nyrt. ............... 2,658 393,761
India — 13.7%
Apollo Hospitals Enterprise Ltd. .... 2,339 219,439
Axis Bank Ltd. ................ 3,535 45,521
Axis Bank Ltd. , GDR
(c)
.......... 881 56,799
Belrise Industries Ltd. ........... 42,522 105,447
Bharti Airtel Ltd. ............... 7,332 151,474
CG Power & Industrial Solutions Ltd. . 10,574 95,661
Craftsman Automation Ltd. ....... 971 100,502
Godrej Properties Ltd. .......... 4,987 110,046
HDFC Bank Ltd. .............. 19,788 154,976
HDFC Life Insurance Co. Ltd.
(b) (c)
... 29,807 171,261
ICICI Bank Ltd. ............... 6,382 95,916
ICICI Bank Ltd. , ADR ........... 2,742 82,233
JSW Infrastructure Ltd. .......... 18,141 59,363
KEC International Ltd.
(a)
......... 15,420 75,846
Mahindra & Mahindra Ltd. ........ 7,643 272,149
Mahindra & Mahindra Ltd. , GDR
(c)
... 2,123 74,411
Reliance Industries Ltd. ......... 14,089 192,899
Varun Beverages Ltd. ........... 27,273 126,381
Vishal Mega Mart Ltd.
(a)
.......... 78,658 88,289
2,278,613
Indonesia — 0.7%
Bank Central Asia Tbk. PT ........ 347,400 121,755
Malaysia — 1.0%
Malayan Banking Bhd. .......... 59,500 158,627
Mexico — 1.3%
Fomento Economico Mexicano SAB de
CV ..................... 3,456 44,189
Fomento Economico Mexicano SAB de
CV , ADR ................. 356 45,564
Grupo Aeroportuario del Pacifico SAB
de CV , ADR ............... 119 25,865
Grupo Financiero Banorte SAB de CV ,
Class O .................. 1,722 19,943
Wal-Mart de Mexico SAB de CV .... 27,761 80,544
216,105
Poland — 2.9%
Allegro.eu SA
(a) (b) (c)
............. 868 10,456
Bank Polska Kasa Opieki SA ...... 2,676 176,388
Security
Shares
Shares Value
Poland (continued)
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 5,050 $ 151,262
Powszechny Zaklad Ubezpieczen SA 7,376 140,466
478,572
Saudi Arabia — 1.2%
Al Rajhi Bank ................ 6,671 111,331
Rasan Information Technology Co.
(a)
. 2,571 89,134
200,465
Singapore — 2.1%
(a)
Grab Holdings Ltd. , Class A
(d)
...... 23,406 81,921
Sea Ltd. , ADR, Class A .......... 2,533 270,372
352,293
South Africa — 2.4%
Capitec Bank Holdings Ltd. ....... 1,402 400,320
South Korea — 23.1%
Coupang, Inc. , Class A
(a)
......... 4,817 78,758
Hansol Chemical Co. Ltd. ........ 594 84,461
Hyosung Heavy Industries Corp. ... 109 177,149
Hyundai Rotem Co. Ltd. ......... 1,017 94,509
KB Financial Group, Inc. ......... 1,740 203,644
Kia Corp. ................... 1,864 168,059
Samsung Electronics Co. Ltd. ..... 6,016 1,047,114
Samsung Electronics Co. Ltd. , GDR
(c)
40 171,246
Samsung SDI Co. Ltd.
(a)
......... 241 65,716
Sanil Electric Co. Ltd. ........... 1,765 171,368
SK Hynix, Inc. ................ 1,096 1,244,679
SK Square Co. Ltd. ............ 495 340,369
3,847,072
Taiwan — 33.1%
Acter Group Corp. Ltd. .......... 8,000 225,104
Alchip Technologies Ltd. ......... 2,000 184,588
ASE Technology Holding Co. Ltd. ... 12,000 204,774
Delta Electronics, Inc. ........... 8,000 393,581
Elite Material Co. Ltd. ........... 4,000 574,211
MediaTek, Inc. ................ 4,000 426,111
President Chain Store Corp. ...... 10,000 69,248
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 42,000 3,106,542
Wiwynn Corp. ................ 2,000 325,615
5,509,774
Thailand — 1.0%
PTT Exploration & Production PCL ,
NVDR ................... 39,000 174,664
United Arab Emirates — 0.8%
Aldar Properties PJSC .......... 66,793 134,754
Total Common Stocks — 94.4%
(Cost: $ 9,857,142 ) .............................. 15,732,055
Preferred Securities
Preferred Stocks — 3.4%
Brazil — 1.4%
Cyrela Brazil Realty SA
Empreendimentos e Participacoes
(a)
8,685 34,900
Petroleo Brasileiro SA - Petrobras
(Preference) ............... 23,583 202,048
236,948

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets ex-China Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
South Korea — 2.0%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,564 $ 322,205
Total Preferred Securities — 3.4%
(Cost: $ 339,820 ) ................................ 559,153
Total Long-Term Investments — 97 .8%
(Cost: $ 10,196,962 ) .............................. 16,291,208
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 3.81%
(g)
....... 76,264 $ 76,287
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 3.58% ...... 322,342 322,342
Total Short-Term Securities — 2 .4%
(Cost: $ 398,626 ) ................................ 398,629
Total Investments — 100.2%
(Cost: $ 10,595,588 ) .............................. 16,689,837
Liabilities in Excess of Other Assets — (0.2) % ............ (29,520)
Net Assets — 100.0% .............................. $ 16,660,317
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 76,315
(a)
$ — $ (32) $ 4 $ 76,287 76,264 $ 73
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 257,651 64,691
(a)
— — — 322,342 322,342 4,235 —
$ (32) $ 4 $ 398,629 $ 4,308 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets ex-China Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Bank Ltd. .............. Goldman Sachs Bank USA USD 38,528 08/19/26 0.40% 1D FEDL01 Monthly $ (2,425)
HDFC Bank Ltd. ............ JPMorgan Chase Bank NA 8,865 02/09/27 0.40% 1D OBFR01 Monthly (753)
ICICI Bank Ltd. ............. JPMorgan Chase Bank NA 163,147 02/09/27 0.40% 1D OBFR01 Monthly 6,447
Total long positions of equity swaps 3,269
Net dividends and financing fees (907)
Total equity swap contracts including dividends and financing fees $ 2,362
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 803,220 $ — $ — $ 803,220
Canada ............................................. 254,695 — — 254,695
Chile ............................................... 99,249 — — 99,249
Greece .............................................. — 308,116 — 308,116
Hungary ............................................. — 393,761 — 393,761
India ............................................... 156,644 2,121,969 — 2,278,613
Indonesia ............................................ — 121,755 — 121,755
Malaysia ............................................. — 158,627 — 158,627
Mexico .............................................. 216,105 — — 216,105
Poland .............................................. — 478,572 — 478,572
Saudi Arabia .......................................... 89,134 111,331 — 200,465
Singapore ............................................ 352,293 — — 352,293
South Africa ........................................... — 400,320 — 400,320
South Korea .......................................... 78,758 3,768,314 — 3,847,072
Taiwan .............................................. — 5,509,774 — 5,509,774
Thailand ............................................. — 174,664 — 174,664

Schedule of Investments
(unaudited) (continued)
July 31, 2026
BlackRock Emerging Markets ex-China Fund
5
Level 1 Level 2 Level 3 Total
United Arab Emirates .................................... $ — $ 134,754 $ — $ 134,754
Preferred Securities
Brazil ............................................... 236,948 — — 236,948
South Korea .......................................... — 322,205 — 322,205
Short-Term Securities
Money Market Funds ...................................... 398,629 — — 398,629
$ 2,685,675 $ 14,004,162 $ — $ 16,689,837
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 6,447 $ — $ 6,447
Liabilities
Equity contracts ........................................... — (4,085) — (4,085)
$ — $ 2,362 $ — $ 2,362
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
GDR Global Depositary Receipts
NVDR Non-Voting Depository Receipts
OBFR01 USD - 1D Overnight Bank Funding Rate
PCL Public Company Limited
PJSC Public Joint Stock Company
Fair Value Hierarchy as of Period End (continued)